Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) savingsAllowance	Dec. 31, 2024 EUR (€) savingsAllowance	Dec. 31, 2023 EUR (€) savingsAllowance
Fixed Compensation
– Base salary	€ 8,921,000	€ 7,987,000	€ 8,420,000
- Collective fixed allowances	2,078,000	1,823,000	1,889,000
– Pension costs	194,000	179,000	185,000
– Severance benefits 3	1,791,000		734,000
Variable compensation
– Upfront cash	745,000	609,000	598,000
– Upfront shares	1,075,000	911,000	891,000
– Deferred cash	1,118,000	914,000	897,000
– Deferred shares	1,613,000	1,367,000	1,336,000
- Other emoluments	808,000	724,000	832,000
Total compensation	€ 18,343,000	€ 14,513,000	€ 15,782,000
Number of savings allowances | savingsAllowance	2	2	2
Percentage saving allowances	3.50%	3.50%	3.50%
Collective saving allowances for loss pension benefits	€ 137,800	€ 137,800	€ 128,810
Executive Board of ING Groep N.V.
Fixed Compensation
– Base salary	4,615,000	4,388,000	4,220,000
- Collective fixed allowances	1,094,000	1,033,000	1,002,000
– Pension costs	83,000	84,000	78,000
– Severance benefits 3	1,347,000
Variable compensation
– Upfront cash
– Upfront shares	330,000	302,000	293,000
– Deferred cash
– Deferred shares	494,000	453,000	439,000
- Other emoluments	340,000	306,000	344,000
Total compensation	8,302,000	6,566,000	6,376,000
Management Board Banking
Fixed Compensation
– Base salary	4,306,000	3,598,000	4,200,000
- Collective fixed allowances	984,000	790,000	887,000
– Pension costs	111,000	95,000	107,000
– Severance benefits 3	444,000		734,000
Variable compensation
– Upfront cash	745,000	609,000	598,000
– Upfront shares	745,000	609,000	598,000
– Deferred cash	1,118,000	914,000	897,000
– Deferred shares	1,118,000	914,000	897,000
- Other emoluments	468,000	418,000	487,000
Total compensation	€ 10,041,000	€ 7,948,000	€ 9,405,000